Expense Example	Aug. 21, 2026 USD ($)
GraniteShares 2x Long CBRS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short CBRS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	230
Expense Example, with Redemption, 3 Years	$ 748